Summary of significant accounting policies - Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Amortization of issuance cost related to long-term debt	$ 349,045	$ 116,249	$ 8,132,103
Interest expense of finance leases	45,561,734	31,286,261	973,842
Interest on borrowings	272,562,353	312,779,581	308,747,957
Total interest costs	318,473,132	344,182,091	317,853,902
Total interest costs capitalized	(135,074,360)	(214,694,686)	(204,078,542)
Interest expense, net	$ 183,398,772	$ 129,487,405	$ 113,775,360